Guarantor and Non-Guarantor Financial Information (Details 1) - USD ($) $ in Millions		Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Current Assets
Cash and cash equivalents		$ 166.8	$ 109.8	$ 125.6	$ 153.5
Inventories		905.7	899.4
Other current assets		569.3	564.2
Total Current Assets		1,641.8	1,573.4
Property, Plant, and Equipment – Net		1,617.5	1,627.7
Investments in Subsidiaries		0.0	0.0
Intercompany Receivable		0.0	0.0
Other Noncurrent Assets
Goodwill		6,077.1	6,091.1	6,011.6
Other intangible assets – net		6,149.9	6,494.4
Other noncurrent assets		153.4	197.5
Total Other Noncurrent Assets		12,380.4	12,783.0
Total Assets		15,639.7	15,984.1	16,806.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities		1,832.6	1,213.0
Noncurrent Liabilities
Long-term debt, less current portion	[1]	4,445.5	5,146.0
Deferred income taxes		2,167.0	2,230.3
Intercompany payable		0.0	0.0
Other noncurrent liabilities		344.4	386.3
Total Noncurrent Liabilities		6,956.9	7,762.6
Total Liabilities		8,789.5	8,975.6
Total Shareholders’ Equity		6,850.2	7,008.5	7,086.9	5,029.6
Total Liabilities and Shareholders’ Equity		15,639.7	15,984.1
Eliminations [Member]
Current Assets
Cash and cash equivalents		0.0	0.0	0.0	0.0
Inventories		(4.0)	4.2
Other current assets		(0.9)	(10.9)
Total Current Assets		(4.9)	(6.7)
Property, Plant, and Equipment – Net		0.0	0.0
Investments in Subsidiaries		(20,441.2)	(19,741.7)
Intercompany Receivable		(2,593.6)	(1,948.6)
Other Noncurrent Assets
Goodwill		0.0	0.0
Other intangible assets – net		0.0	0.0
Other noncurrent assets		0.0	0.0
Total Other Noncurrent Assets		0.0	0.0
Total Assets		(23,039.7)	(21,697.0)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities		(0.9)	(10.8)
Noncurrent Liabilities
Long-term debt, less current portion		0.0	0.0
Deferred income taxes		0.0	0.0
Intercompany payable		(5,311.9)	(4,644.7)
Other noncurrent liabilities		0.0	0.0
Total Noncurrent Liabilities		(5,311.9)	(4,644.7)
Total Liabilities		(5,312.8)	(4,655.5)
Total Shareholders’ Equity		(17,726.9)	(17,041.5)
Total Liabilities and Shareholders’ Equity		(23,039.7)	(21,697.0)
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents		8.5	7.0	7.1	6.8
Inventories		0.0	0.0
Other current assets		490.5	497.3
Total Current Assets		499.0	504.3
Property, Plant, and Equipment – Net		294.1	296.3
Investments in Subsidiaries		15,573.2	15,092.2
Intercompany Receivable		0.0	0.0
Other Noncurrent Assets
Goodwill		1,494.8	1,494.8
Other intangible assets – net		417.7	428.3
Other noncurrent assets		59.2	57.4
Total Other Noncurrent Assets		1,971.7	1,980.5
Total Assets		18,338.0	17,873.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities		1,381.7	723.3
Noncurrent Liabilities
Long-term debt, less current portion		4,445.5	5,146.0
Deferred income taxes		44.7	60.7
Intercompany payable		5,311.9	4,644.7
Other noncurrent liabilities		304.0	290.1
Total Noncurrent Liabilities		10,106.1	10,141.5
Total Liabilities		11,487.8	10,864.8
Total Shareholders’ Equity		6,850.2	7,008.5
Total Liabilities and Shareholders’ Equity		18,338.0	17,873.3
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents		0.0	0.0	0.0	0.0
Inventories		136.6	143.2
Other current assets		8.1	5.9
Total Current Assets		144.7	149.1
Property, Plant, and Equipment – Net		574.8	587.0
Investments in Subsidiaries		4,464.9	4,317.9
Intercompany Receivable		510.4	404.7
Other Noncurrent Assets
Goodwill		0.0	0.0
Other intangible assets – net		0.0	0.0
Other noncurrent assets		10.6	10.4
Total Other Noncurrent Assets		10.6	10.4
Total Assets		5,705.4	5,469.1
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities		98.8	78.9
Noncurrent Liabilities
Long-term debt, less current portion		0.0	0.0
Deferred income taxes		0.0	0.0
Intercompany payable		0.0	0.0
Other noncurrent liabilities		15.1	17.9
Total Noncurrent Liabilities		15.1	17.9
Total Liabilities		113.9	96.8
Total Shareholders’ Equity		5,591.5	5,372.3
Total Liabilities and Shareholders’ Equity		5,705.4	5,469.1
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents		158.3	102.8	$ 118.5	$ 146.7
Inventories		773.1	752.0
Other current assets		71.6	71.9
Total Current Assets		1,003.0	926.7
Property, Plant, and Equipment – Net		748.6	744.4
Investments in Subsidiaries		403.1	331.6
Intercompany Receivable		2,083.2	1,543.9
Other Noncurrent Assets
Goodwill		4,582.3	4,596.3
Other intangible assets – net		5,732.2	6,066.1
Other noncurrent assets		83.6	129.7
Total Other Noncurrent Assets		10,398.1	10,792.1
Total Assets		14,636.0	14,338.7
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities		353.0	421.6
Noncurrent Liabilities
Long-term debt, less current portion		0.0	0.0
Deferred income taxes		2,122.3	2,169.6
Intercompany payable		0.0	0.0
Other noncurrent liabilities		25.3	78.3
Total Noncurrent Liabilities		2,147.6	2,247.9
Total Liabilities		2,500.6	2,669.5
Total Shareholders’ Equity		12,135.4	11,669.2
Total Liabilities and Shareholders’ Equity		$ 14,636.0	$ 14,338.7

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.